S000047504 [Member] Expense Example - iShares MSCI Intl Quality Factor ETF - iShares MSCI Intl Quality Factor ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381